Fair Value Measurement - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill	$ 518,344,000	$ 355,498,000	$ 320,399,000
Fair value of private equity investment	$ 5,500,000